Subsequent Events (Details) - Jul. 14, 2025 - Subsequent Event [Member] - Loan Agreement with Bank of China [Member]	USD ($)	CNY (¥)
Subsequent Events [Line Items]
Loan obtain	$ 628,176	¥ 4,500,000
Maturity date	Jul. 13, 2026	Jul. 13, 2026
Fixed annual interest rate	2.30%	2.30%